UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23352

FlowStone Opportunity Fund
(Exact name of registrant as specified in charter)

55 Nod Road, Ste 120

Avon, CT 06001
(Address of principal executive offices) (Zip code)

Scott Conners

FlowStone Partners, LLC

55 Nod Road, Ste 120

Avon, CT 06001

(Name and address of agent for service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste 2000

Philadelphia, PA 19103-6996

Registrant's telephone number, including area code: (312) 429-2419

Date of fiscal year end: March 31

Date of reporting period: August 30, 2019 – June 30, 2020

Item 1. Proxy Voting Record

This Form N-PX is filed by FlowStone Opportunity Fund. During the reporting period ended June 30, 2020 the Fund has no proxy voting record to report in this filing.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FlowStone Opportunity Fund

By (Signature and Title):	/s/ Scott P. Conners
Scott P. Conners, Principal Executive Officer, FlowStone Opportunity Fund

Date:	07-24-2020